Shareholders’ equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Shareholders’ equity

Note 14 – Shareholders’ equity

Ordinary shares

The Company is authorized to issue unlimited ordinary shares of no par value. Holders of the Company’s ordinary shares are entitled to one vote for each ordinary share.

-Private placements

In May 2023, the Company offered an aggregate of up to 4,000,000 ordinary shares of the Company in a private placement.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Between May 16 and May 22, 2023, the Company issued and sold to eight accredited investors an aggregate of 940,000 ordinary shares (the “Placement Shares”) at $1.00 per share for an aggregate to purchase price of $940,000 in a private placement in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506 promulgated thereunder. In July 2023, the Company cancelled 200,000 shares as one of the accredited investors did not pay for the shares in a timely manner.

In August 2023, the Company issued and sold to two accredited investors an aggregate of 50,000 ordinary shares (the “Placement Shares”) at $1.00 per share for an aggregate to purchase price of $50,000 in a private placement in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506 promulgated thereunder.

In June 2024, the Company issued and sold to two accredited investors an aggregate of 50,000 ordinary shares (the “Placement Shares”) at $1.00 per share for an aggregate to purchase price of $50,000 in a private placement in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506 promulgated thereunder.

Conversion of debts

-Conversion of debts for the six months ended June 30, 2024

On March 15, 2024, the Company entered into settlement agreements (“Executive Settlement Agreement”) with the former Chief Executive Officer Kelvin Chen, former Chief Financial Officer Steven Sobak, and Chief Executive Officer and Executive Director Alfred Lim to resolve outstanding compensation. Under these agreements, Mr. Chen was issued 166,653 restricted ordinary shares in satisfaction of $212,484, Mr. Sobak received 75,059 restricted ordinary shares for $95,700, and Mr. Lim was granted 53,649 restricted ordinary shares for $68,403. All share issuances were based on the per-share closing price of $1.275 as of March 14, 2024, and fully satisfied the salaries and compensation owed to each executive as of December 31, 2023.

Pursuant to a certain Settlement Agreement between the Company and 8iEPL, the Company’s related party dated March 15, 2024 (the “8iEPL Settlement Agreement”), the Company has agreed to pay 8iEPL for a total sum of $180,000 for such advisory services (the “Services Payment”). Between May 15, 2023 and February 28, 2024, the Company has borrowed from 8iEPL an aggregate amount of $712,254, or a total of $731,373 with unpaid and accrued interests at 8% per annum (the “8iEPL Loan”). Pursuant to the 8iEPL Settlement Agreement, the Company has agreed to pay 8iEPL in full satisfaction of both the Services Payment and the 8iEPL Loan in the form a convertible note in the aggregate amount of $911,373 (the “8iEPL Convertible Note”). In April 2024, 8iEPL assigned the 8iEPL Convertible Note to a third party for an amount of $889,000. In May 2024, the balance was converted into 700,000 shares of the Company’s ordinary shares.

The following tables summarize the issuance of shares upon conversion of notes and settlement of debts discussed above:

	Executive Settlement Agreement	8iEPL Settlement Agreement	Total
Restricted Ordinary shares issued for settlements	295,361	700,000	995,362
Share price as of settlement date	$1.28	1.91
Fair value of settlement shares	$376,587	1,337,000	$1,713,587
Debt settled	$(376,587)	(889,000)	$(1,265,587)
Loss on Debt Settlements	$-	448,000	$448,000

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Conversion of convertible note

On January 16, 2024, the Company entered into a convertible loan agreement with Gilandi Limited (“Gilandi”), pursuant to which Gilandi agreed to lend $500,000 to the Company in two tranches of $250,000 each, payable by January 31 and March 31, 2024 (“Gilandi Convertible Loan”). The loan carried an 8% annual interest rate until its maturity on March 31, 2024, when any outstanding balance would automatically convert into ordinary shares at $1.00 per share. The Company issued a $250,000 convertible note on January 17, 2024, and received the second tranche on March 28, 2024. On March 31, the entire $500,000 loan converted into 500,000 restricted ordinary shares of the Company.

On April 16, 2024, the Company and Affluence Resource Pte. Ltd., a Singapore company (“Affluence”) entered into a convertible loan agreement (the “Convertible Loan Agreement 2”) pursuant to which Affluence has agreed to lend to the Company a convertible loan in the principal amount of $1,000,000 to be paid in two (2) tranches of $500,000 each by April 18, 2024 and May 15, 2024 (the “ Affluence Convertible Loan”). The Affluence Convertible Loan shall bear interest of 12% per annum from the date it is remitted to April 30, 2025 (the “Maturity Date”) or the date when the Affluence sends the Company a written notice to convert any unpaid principal amount of the Convertible Loan with accrued interests (the “Outstanding Sum”) into ordinary shares of the Company (the “Conversion Notice”), whichever is earlier. Anytime on or before May 31, 2024, Affluence may send the Company a Conversion Notice to convert the then Outstanding Sum into ordinary shares of the Company at $1.00 per share. Anytime after May 31, 2024, Affluence may send the Company a Conversion Notice to convert the then Outstanding Sum into ordinary shares of the Company at $1.42 per share. The Company has no right of early repayment of any part of the Affluence Convertible Loan without Affluence’s written consent. Any Outstanding Sum on the Maturity Date will be automatically converted into ordinary shares of the Company at $1.42 per share. On May 31, 2024, the Company issued 1,000,000 ordinary shares to Affluence following the conversion of the $1,000,000 convertible loan.

In connection with the closing of the Business Combination, the Company issued to Maxim Group LLC (the “Holder”) a convertible promissory note in the aggregate amount of $2,113,125 (the “Note”). The Note bears no interest and at the option of the Holder, may convert into shares of the Company at the fixed conversion price of $1.5 per share. On July 31, 2024, Maxim has assigned the convertible note to a third party, and the entire amount convertible notes has been converted into 1,408,750 share of the Company’s ordinary share on July 31, 2024.

Issuance of ordinary shares in assets acquisition

On May 6, 2024, EUDA entered into a Share Purchase Agreement for the acquisition of all outstanding shares of Fortress Cove and its 100% owned subsidiary, CKHP. Pursuant to the Share Purchase Agreement, EUDA has agreed to acquire the entire issued capital of CKHP for an aggregate consideration of 8,571,429 newly issued ordinary shares (the “Consideration Shares”), valued at $15.0 million, or $1.75 per share based on market price on May 7, 2024, EST. Refer to Note 5 for further detail.

Warrants

In connection with the reverse recapitalization, the Company has assumed 8,917,250 Warrants outstanding, which consisted of 8,625,000 Public Warrants and 292,250 Private Warrants. Both of the Public Warrants and private warrant met the criteria for equity classification.

Warrants became exercisable on the later of (a) the completion of the reverse recapitalization or (b) 12 months from the closing of the initial public offering (“IPO”). The warrants will expire five years after the completion of a reverse recapitalization or earlier upon redemption or liquidation.

As of June 30, 2025, the Company had 8,625,000 Public Warrants outstanding and 292,250 Private Warrants outstanding. Each whole Public Warrant and Private Warrant entitles the registered holder to purchase one-half share of the Company’s ordinary share at a price of $11.50 per share, subject to the following conditions discussed below.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The Company may redeem the Public Warrants and Private Warrants in whole and not in part, at a price of $0.01 per warrant:

● at any time while the warrants are exercisable and prior to their expiration,

● upon not less than 30 days’ prior written notice of redemption to each warrant holder,

● if, and only if, the reported last sale price of the ordinary shares equals or exceeds $16.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading days period ending on the third trading business day prior to the notice of redemption to warrant holders, and,

● if, there is a current registration statement in effect with respect to the Ordinary Shares underlying the Warrants for each day in the 30-day trading period and continuing each day thereafter until the Redemption Date or the cashless exercise of the Warrants is exempt from the registration requirements under the Securities Act of 1933, as amended (the “Act”)

If the Company calls the warrants for redemption as described above, management will have the option to require all holders that wish to exercise the warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted for splits, dividends, recapitalizations and other similar events. Additionally, in no event will the Company be required to net cash settle the warrants.

The only difference between Public Warrants and Private Warrants is that the Private Warrants will not be transferable, assignable or salable until after the completion of reverse recapitalization.

The summary of warrants activity is as follows:

	Warrants Outstanding	Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life
December 31, 2023	8,917,250	4,458,625	$11.50	3.88
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
December 31, 2024	8,917,250	4,458,625	$11.50	2.88
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
June 30, 2025	8,917,250	4,458,625	$11.50	2.38

Earnout shares

As part of the Business Combination, Watermark is entitled to the 4,000,000 Earnout Shares of the Company’s no par value ordinary shares subject to the following four triggering events:

●	1,000,000 additional Earnout Shares to be issued if during the period beginning on the Closing Date and ending on the first anniversary of the Closing Date, the Company’s share price is equal to or greater than Fifteen Dollars ($15.00) after the Closing Date (“Triggering Event 1”);

●	1,000,000 additional Earnout Shares to be issued if during the period beginning on the first anniversary of the Closing Date and ending on the second anniversary of the Closing Date, the Company’s share price is equal to or greater than Twenty Dollars ($20.00) (“Triggering Event 2”);

●	1,000,000 additional Earnout Shares to be issued if the consolidated audited financial statements of EUDA for the fiscal year commencing January 1, 2023 and ending December 31, 2023, reflect that EUDA has achieved both of the following financial metrics for such fiscal year: (x) revenues of at least $20,100,000 and (y) net income attributable to EUDA of at least $3,600,000 (“Triggering Event 3”);

●	1,000,000 additional Earnout Shares to be issued if the consolidated audited financial statements of EUDA for the fiscal year commencing January 1, 2024 and ending December 31, 2024, reflect that EUDA has achieved both of the following financial metrics for such fiscal year: (x) revenues of at least $40,100,000 and (y) net income attributable to EUDA of at least $10,100,000 (“Triggering Event 4”).

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The Earnout Shares are accounted for as equity classified equity instruments, were included as merger consideration as part of the Reverse Recapitalization and recorded in capital. The fair value of the Earnout Shares was estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied.

The fair value of the Earnout Shares for Triggering Event 1 and 2 was estimated using the following assumptions:

Closing date	November 17, 2022
Share price of the Company as of closing date	$5.21
Average daily return rate	0.02%
Daily volatility for Triggering Event 1	4.74%
Daily volatility for Triggering Event 2	4.30%

Risk-free rate for Triggering Event 1	4.75%
Risk-free rate for Triggering Event 2	4.49%

Grant Price for Trigging Event 1	$15.0
Grant Price for Trigging Event 2	$20.0

As a result, the Company determined the fair value of the Earnout Shares for Triggering Event 1 and 2 is amounted to $1,926,610 and $3,273,019, respectively, and recorded the same amount in unaudited condensed consolidated statements of change in shareholders’ equity (deficit) and unaudited condensed consolidated statements of operations and comprehensive loss as earnout share payment for the year ended December 31, 2022.

In addition, Company determined that the probabilities of achieving the revenue and net income thresholds are 0 for Triggering Event 3 and 4 and estimated the fair value of the Earnout Shares of 0.